Notes to the Balance Sheet - Summary of Accounts Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable	€ 28,388	€ 38,579
Accruals	79,936	117,418
Other Liabilities	1,481	1,273
Total	€ 109,805	€ 157,270